Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2023	2022	2021
Dividends from bank subsidiaries	$3,472	$1,006	$2,490
Dividends from nonbank subsidiaries	1,070	880	1,106
Interest revenue from bank subsidiaries	71	25	—
Interest revenue from nonbank subsidiaries	64	37	30
(Loss) on securities held for sale	(1)	—	—
Other revenue	83	57	56
Total revenue	4,759	2,005	3,682
Interest expense (including $23, $10 and $6, to subsidiaries, respectively)	1,716	853	339
Other expense	291	433	153
Total expense	2,007	1,286	492
Income before income taxes and equity in undistributed net income of subsidiaries	2,752	719	3,190
(Benefit) for income taxes	(258)	(190)	(92)
Equity in undistributed net income:
Bank subsidiaries	(313)	1,696	282
Nonbank subsidiaries	589	(32)	195
Net income	3,286	2,573	3,759
Preferred stock dividends and redemption charge	(235)	(211)	(207)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$3,051	$2,362	$3,552

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2023	2022
Assets:
Cash and due from banks	$229	$376
Securities	—	1
Investment in and advances to subsidiaries and associated companies:
Banks	34,184	33,795
Other	38,838	38,119
Subtotal	73,022	71,914
Corporate-owned life insurance	796	793
Other assets	363	610
Total assets	$74,410	$73,694
Liabilities:
Deferred compensation	$367	$372
Affiliate borrowings	1,294	914
Other liabilities	1,889	1,995
Long-term debt	29,986	29,679
Total liabilities	33,536	32,960
Shareholders’ equity	40,874	40,734
Total liabilities and shareholders’ equity	$74,410	$73,694

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2023	2022	2021
Operating activities:
Net income	$3,286	$2,573	$3,759
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries	(276)	(1,664)	(477)
Change in accrued interest receivable	24	(8)	75
Change in accrued interest payable	24	78	(15)
Change in taxes payable (a)	395	(3)	(142)
Other, net	86	221	(260)
Net cash provided by operating activities	3,539	1,197	2,940
Investing activities:
Acquisitions of, investments in, and advances to subsidiaries (b)	592	(1,962)	870
Net cash provided by (used for) investing activities	592	(1,962)	870
Financing activities:
Proceeds from issuance of long-term debt	5,988	9,179	5,186
Repayments of long-term debt	(6,055)	(4,000)	(4,250)
Change in advances from subsidiaries	364	(2,917)	820
Issuance of common stock	16	23	63
Issuance of preferred stock	—	—	1,287
Treasury stock acquired	(2,604)	(124)	(4,567)
Redemption of preferred stock	(500)	—	(1,000)
Cash dividends paid	(1,487)	(1,376)	(1,323)
Net cash (used for) provided by financing activities	(4,278)	785	(3,784)
Change in cash and due from banks	(147)	20	26
Cash and due from banks at beginning of year	376	356	330
Cash and due from banks at end of year	$229	$376	$356
Supplemental disclosures
Interest paid	$1,693	$774	$354
Income taxes refunded	2	—	1
(a)    Includes payments received from subsidiaries for taxes of $986 million in 2023, $70 million in 2022 and $21 million in 2021.
(b)    Includes $1,963 million of cash outflows, net of $2,555 million of cash inflows in 2023, $2,778 million of cash outflows, net of $816 million of cash inflows in 2022 and $10 million of cash outflows, net of $880 million of cash inflows in 2021.